Other Balance Sheet Accounts - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current provisions:
Current employee benefits	$ 7,215	$ 6,162
Non-current provisions:
Non-current employee benefits	2,094	1,415
Dilapidation provision	2,269	1,918
Non-current provisions	$ 4,363	$ 3,333